Roundhill MEME ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.6%
Aerospace & Defense — 3.8%
Rocket Lab USA, Inc. (a)	25,183	$110,302

Auto Manufacturers — 12.7%
NIO, Inc. - ADR (a)(b)(d)	13,226	119,563
Rivian Automotive, Inc. - Class A (a)	5,479	133,030
Tesla, Inc. (a)	461	115,351
		367,944
Banks — 3.9%
US Bancorp	3,380	111,743

Biotechnology — 4.0%
Moderna, Inc. (a)	1,128	116,511

Chemicals — 4.0%
Albemarle Corp.	671	114,097

Commercial Services — 11.7%
Block, Inc. (a)	2,523	111,668
Marathon Digital Holdings, Inc. (a)(d)	13,013	110,611
Riot Platforms, Inc. (a)	12,210	113,919
		336,198
Computers — 3.6%
Blackberry, Ltd. (a)(b)	21,864	102,980

Energy - Alternate Sources — 3.9%
Enphase Energy, Inc. (a)	941	113,061

Entertainment — 4.1%
AMC Entertainment Holdings, Inc. - Class A (a)(d)	14,806	118,300

Financial Services — 4.1%
Sofi Technologies, Inc. (a)	14,963	119,554

Home Furnishings — 4.0%
Leggett & Platt, Inc.	4,560	115,870

Internet — 7.9%
Chewy, Inc. - Class A (a)	6,219	113,559
Robinhood Markets, Inc. - Class A (a)	11,631	114,100
		227,659
Lodging — 3.9%
MGM Resorts International	3,088	113,515

Mining — 3.7%
Lithium Americas Corp. (a)(b)(d)	6,324	107,571

Pharmaceuticals — 3.9%
Tilray Brands, Inc. (a)(d)	47,008	112,349

Retail — 11.5%
Carvana Co. (a)(d)	2,687	112,800
Dollar General Corp.	1,043	110,349
GameStop Corp. - Class A (a)(d)	6,567	108,093
		331,242
Software — 8.9%
Palantir Technologies, Inc. - Class A (a)	7,984	127,744
ROBLOX Corp. - Class A (a)	4,443	128,669
		256,413
TOTAL COMMON STOCKS (Cost $2,930,514)		2,875,309

SHORT-TERM INVESTMENTS - 0.3%
Money Market Fund — 0.3%
First American Government Obligations Fund, Class X, 5.26% (c)	8,697	8,697
TOTAL SHORT-TERM INVESTMENTS (Cost $8,697)		8,697

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (c)	720,712	720,712
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $720,712)		720,712

TOTAL INVESTMENTS (Cost $3,659,923) — 124.9%		3,604,718
Other assets and liabilities, net — (24.9)%		(717,661)
NET ASSETS — 100.0%		$2,887,057

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	All or a portion of this security is on loan as of September 30, 2023. The market value of securities out on loan is $702,803.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	88.2%
	Canada	7.3%
	Cayman Islands	4.1%
	Total Country	99.6%
	SHORT-TERM INVESTMENTS	0.3%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	25.0%
	TOTAL INVESTMENTS	124.9%
	Other assets and liabilities, net	-24.9%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$2,875,309	$-	$-	$2,875,309
Money Market Fund	8,697	-	-	8,697
Investments Purchased With Proceeds From Securities Lending**	-	-	-	720,712
Total Investments - Assets	$2,884,006	$-	$-	$3,604,718

* See the Schedule of Investments for industry classifications.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.